db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2010 Target Date Fund

db X-trackers 2020 Target Date Fund

db X-trackers 2030 Target Date Fund

db X-trackers 2040 Target Date Fund

db X-trackers In-Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

1.            (a)            With respect to the db X-trackers 2010 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses (1)	0.75%

Total Annual Fund Operating Expenses	1.40%

Fee Waivers and Expense Reimbursement(2)	(0.74)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	This amount includes less than 0.01% in acquired fund fees and expenses from business development companies in which the Fund invested during the fiscal year ended May 31, 2012.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$370	$695	$1,616

***

            (b)             With respect to the db X-trackers 2020 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.51%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.17%

Fee Waivers and Expense Reimbursement(2)	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$321	$594	$1,375

***

            (c)            With respect to the db X-trackers 2030 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.53%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waivers and Expense Reimbursement(2)	(0.53)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$328	$609	$1,408

***

            (d)            With respect to the db X-trackers 2040 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.55%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.22%

Fee Waivers and Expense Reimbursement(2)	(0.55)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$333	$617	$1,429

***

            (e)            With respect to the db X-trackers In-Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.71%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.37%

Fee Waivers and Expense Reimbursement(2)	(0.71)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$364	$682	$1,585

2.            The following is hereby added following the first paragraph under “Additional Information about the Funds’ Strategies and Risks – Additional Investment Strategies and Risks:”

The Funds may invest in other investment companies, including business development companies (“BDCs”), to the extent such other investment companies are included in a Fund’s Underlying Index. Investing in other investment companies, including BDCs, subjects a Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying investment company’s expenses. There are certain additional risks inherent in investing in BDCs, whose principal business is to invest in and lend capital to privately held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Please Retain This Supplement for Future Reference.